Supplement to Accumulation Life[registered trademark symbol] Prospectus
                   Supplement dated May 1, 2009 to
             Prospectus dated April 30, 1998 as supplemented

The disclosure set forth below replaces the information under the heading
 "Fund Expenses" found in the prospectus and any other prior supplements.
===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2008. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager[service 0.51%	None		0.12%		0.63%	  None		0.63%
 mark symbol] Portfolio - Initial
 Class Shares
Fidelity VIP Asset Manager 	   0.56%	None		0.18%		0.74%	-0.01% (1)	0.73% (1)
 Growth[registered trademark
 symbol] Portfolio - Initial
 Class Shares

Fidelity VIP Contrafund[registered 0.56%	None		0.10%		0.66%	-0.01% (2)	0.65% (2)
 trademark symbol] Portfolio -
 Initial Class Shares

Fidelity VIP Equity-Income 	   0.46%	None		0.11%		0.57%	   None		0.57%
 Portfolio - Initial Class Shares
Fidelity VIP Growth Portfolio -    0.56%	None		0.12%		0.68%	-0.01% (2)	0.67% (2)
 Initial Class Shares

Fidelity VIP High Income 	   0.57%	None		0.14%		0.71%	-0.01% (3)	0.70% (3)
 Portfolio - Initial Class Shares

Fidelity VIP Index 500 		   0.10%	None		None		0.10% (4)  None		0.10%
 Portfolio - Initial Class Shares
Fidelity VIP Investment Grade      0.32%	None		0.11%		0.43%	   None		0.43%
 Bond Portfolio - Initial Class
 Shares
Fidelity VIP Money Market          0.19%	None		0.10%		0.29%	   None		0.29%
 Portfolio - Initial Class Shares
Fidelity VIP Overseas Portfolio -  0.71%	None		0.16%		0.87%	-0/03% (2) 	0.84% (2)
 Initial Class Shares


ING Global Resources Portfolio -   0.64%	0.25%		None		0.89%	   None		0.89%
 Class S
ING JPMorgan  Emerging Markets     1.25%	None		None		1.25%	   None		1.25%
 Equity Portfolio - Class I

Pioneer Bond VCT Portfolio - 	   0.50		None		0.26		0.76%	-0.14%		0.62% (5)
 Class I Shares
Pioneer Fund VCT Portfolio - 	   0.65%	None		0.09%		0.74%	   None		0.74%
 Class I Shares
Pioneer Growth Opportunities       0.74%	None		0.17%		0.91% (6)-0.06%		0.85% (7)
 VCT Portfolio - Class I Shares
Pioneer Mid Cap Value  VCT
 Portfolio - Class I Shares 	   0.65%	None		0.12%		0.77%	   None		0.77%


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information
------------------------------------------------------------------------------------------------------------------

  1  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses Fidelity would have been 0.73% for VIP
Asset Manager: Growth[registered trademark symbol] Portfolio - Initial Class Shares.  These offsets may be discontinued at any time.

  2 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity VIP Contrafund[registered trademark symbol]
Portfolio - Initial Class Shares, 0.67% for Fidelity VIP Growth Portfolio - Initial Class Shares, and 0.84%
for Fidelity VIP Overseas Portfolio - Initial Class Shares.  These offsets may be discontinued at any time.

  3  Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.70% for Fidelity VIP High Income Portfolio- Initial Class Shares.  These offsets may be discontinued at any time.

  4  Management fees for the fund have been reduced to 0.10% , and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).
This expense limit may not be increased without approval of the fund's shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

  5 The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed
0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.
See the statement of additional information for details regarding the expense limitation agreement.

  6 Acquired fund fees and expenses include fees and expenses incurred indirectly by the portfolio as a result of its investment in other companies.  Total annual portfolio operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired portfolio fees and expenses.

  7 The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed
0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.
See the statement of additional information for details regarding the expense limitation agreement.

Explanation of Expense Table
The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the policy. Changes to the portfolio expenses affect the results of the Appendix B and C in your prospectus and any previous supplements.  Although we have chosen not to update Appendix B or C here, they still generally show how expenses and charges affect your contract value.

Supplement to the Accumulation Life[registered trademark symbol} Prospectus
                    Supplement dated April 30, 2009 to
            Prospectus dated April 30, 1998, as supplemented,


	  The disclosure set forth below replaces information under the first paragraph of the section titled SUBSEQUENT PREMIUMS on Page 10.

Additional premiums may be paid at any time at our Payment Processing Center while the Policy is in force and before the Final Policy Date. Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

	-	By personal check drawn on a U.S. Bank in U.S. funds;
	-	By cashier's check;
	-	By money order; or
	-	By Electronic Funds Transfer ("EFT").

We will not accept premium payments made in the following forms:

	-	Cash;
	-	Credit cards;
	-	Travelers checks;
	-	Third party checks; or
	-	Agency checks unless drawn on a Trust or fiduciary account.